Average Annual Total Returns{- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Investor PRO-10 - Investment Grade Bond Portfolio	VIP Investment Grade Bond Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investment Grade Bond Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investment Grade Bond Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	(0.64%)	4.30%	3.51%	(1.54%)	3.57%	2.90%